Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Statement of Stockholders' Equity [Abstract]
Adjustment to additional paid in capital stock issuance costs	$ 6,000